Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALPS ETF TRUST
Entity Central Index Key	0001414040
Document Period End Date	Nov. 30, 2024
ALERIAN MLP ETF Shares
Shareholder Report [Line Items]
Fund Name	Alerian MLP ETF
Class Name	Alerian MLP ETF
Trading Symbol	AMLP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Alerian MLP ETF (the "Fund" or "AMLP") for the period of December 1, 2023 to November 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alpsfunds.com/exchange-traded-funds/amlp. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	www.alpsfunds.com/exchange-traded-funds/amlp
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Alerian MLP ETF	$96	0.85%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?
Management's Discussion of Fund Performance

The Alerian MLP ETF delivered a total return of 25.74% for the twelve-month period ended November 30, 2024. This compares to the Alerian MLP Infrastructure Index (the "Underlying Index"), which increased 22.40% on a price-return basis and 31.89% on a total-return basis. The difference in performance between the Fund and its Underlying Index is primarily attributable to the Fund's operating expenses and the tax impact of the Fund's C-Corporation structure, including the accrual of approximately $465.9 million in income tax expense during the period.

Pipeline Transportation | Natural Gas was the best-performing subsector and benefitted from an improving multi-year outlook for US natural gas demand driven by liquefied natural gas (LNG) exports and power generation. Gathering & Processing and Pipeline Transportation | Petroleum also performed well. All subsectors saw positive total returns during the period.

Liquefaction, which only includes Cheniere Energy Partners (CQP), was the worst-performing subsector as global prices for LNG remained well below 2022 highs and CQP lowered the variable component of its distribution paid in May 2024.

AMLP: Index Performance Attribution as of the end of the Period.
Compression	6.27%
Gathering & Processing	35.89%
Liquefaction	0.98%
Marketing & Distribution	17.25%
Pipeline Transportation | Natural Gas	46.60%
Pipeline Transportation | Petroleum	35.23%

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2024)
	1 Year	5 Year	10 Year
Alerian MLP ETF - NAV	25.74%	15.21%	2.75%
Alerian MLP Infrastructure Index	31.89%	18.50%	3.56%
Alerian MLP Index	31.13%	19.23%	3.84%
Bloomberg US 1000 Index‡	34.11%	15.45%	13.11%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 10,230,541,232
Holdings Count | shares	14
Advisory Fees Paid, Amount	$ 70,761,336
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$10,230,541,232
Number of Portfolio Holdings	14
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$70,761,336

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Energy Transfer LP	13.29%
MPLX LP	12.77%
Enterprise Products Partners LP	12.54%
Plains All American Pipeline LP	11.49%
Western Midstream Partners LP	11.22%
Sunoco LP	10.58%
EnLink Midstream LLC	7.24%
Hess Midstream LP	5.99%
Cheniere Energy Partners LP	4.09%
USA Compression Partners LP	2.94%
Total % of Top 10 Holdings	92.15%
Sector Allocation*

Pipeline Transportation | Petroleum	27.38%
Pipeline Transportation | Natural Gas	25.83%
Gathering + Processing	24.45%
Marketing & Distribution	15.30%
Liquefaction	4.09%
Compression	2.94%
Money Market Fund	0.01%
Total	100.00%

*	% of Total Investments.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Energy Transfer LP	13.29%
MPLX LP	12.77%
Enterprise Products Partners LP	12.54%
Plains All American Pipeline LP	11.49%
Western Midstream Partners LP	11.22%
Sunoco LP	10.58%
EnLink Midstream LLC	7.24%
Hess Midstream LP	5.99%
Cheniere Energy Partners LP	4.09%
USA Compression Partners LP	2.94%
Total % of Top 10 Holdings	92.15%

Alerian Energy Infrastructure ETF Shares
Shareholder Report [Line Items]
Fund Name	Alerian Energy Infrastructure ETF
Class Name	Alerian Energy Infrastructure ETF
Trading Symbol	ENFR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Alerian Energy Infrastructure ETF (the "Fund" or "ENFR") for the period of December 1, 2023 to November 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/enfr. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/enfr
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Alerian Energy Infrastructure ETF	$44	0.35%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?
Management's Discussion of Fund Performance

The Alerian Energy Infrastructure ETF delivered a total return of 50.02% for the twelve-month period ended November 30, 2024. This compares to the Fund's Underlying Index, which increased 42.55% on a price-return basis and 51.22% on a total-return basis. Energy infrastructure companies broadly saw strong performance in the period, including noticeable gains following the election.

The best-performing subsector in the portfolio was Pipeline Transportation | Natural Gas, followed by Gathering & Processing. These subsectors have benefitted from a strengthening multi-year outlook for North American natural gas demand. Energy infrastructure companies will play a critical role in transporting natural gas to demand centers, while also helping facilitate the production growth required to meet new demand. All subsectors saw double-digit percentage total returns during the period.

ENFR: Index Performance Attribution as of the end of the Period.
Gathering & Processing	56.82%
Liquefaction	30.93%
Pipeline Transportation | Natural Gas	61.32%
Pipeline Transportation | Petroleum	36.69%
Storage	20.22%

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2024)
	1 Year	5 Year	10 Year
Alerian Energy Infrastructure ETF - NAV	50.02%	18.70%	6.72%
Alerian Midstream Energy Select Index	51.22%	19.68%	7.58%
Alerian MLP Index	31.13%	19.23%	3.84%
Bloomberg US 1000 Index‡	34.11%	15.45%	13.11%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 235,540,637
Holdings Count | shares	26
Advisory Fees Paid, Amount	$ 545,871
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$235,540,637
Number of Portfolio Holdings	26
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$545,871

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Energy Transfer LP	9.53%
Enterprise Products Partners LP	7.83%
Enbridge, Inc.	7.37%
DT Midstream, Inc.	5.95%
Targa Resources Corp.	5.90%
Kinder Morgan, Inc.	5.72%
The Williams Cos., Inc.	5.57%
Cheniere Energy, Inc.	4.93%
ONEOK, Inc.	4.91%
MPLX LP	4.86%
Total % of Top 10 Holdings	62.57%
Sector Allocation*

Pipeline Transportation | Natural Gas	40.14%
Gathering + Processing	29.23%
Pipeline Transportation | Petroleum	21.93%
Liquefaction	5.50%
Storage	2.18%
Exchange Traded Fund	1.01%
Money Market Fund	0.01%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Energy Transfer LP	9.53%
Enterprise Products Partners LP	7.83%
Enbridge, Inc.	7.37%
DT Midstream, Inc.	5.95%
Targa Resources Corp.	5.90%
Kinder Morgan, Inc.	5.72%
The Williams Cos., Inc.	5.57%
Cheniere Energy, Inc.	4.93%
ONEOK, Inc.	4.91%
MPLX LP	4.86%
Total % of Top 10 Holdings	62.57%

ALPS Active Equity Opportunity ETF Shares
Shareholder Report [Line Items]
Fund Name	ALPS Active Equity Opportunity ETF
Class Name	ALPS Active Equity Opportunity ETF
Trading Symbol	RFFC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Active Equity Opportunity ETF (formerly, the RiverFront Dynamic US Flex-Cap ETF) (the "Fund" or "RFFC") for the period of December 1, 2023 to November 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rffc. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/rffc
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Active Equity Opportunity ETF	$56	0.48%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

Performance Overview

The ALPS Active Equity Opportunity ETF (RFFC), for the trailing twelve-month period ended November 30, 2024, generated a NAV total return of 34.50%. The Fund outperformed the S&P 1500 Composite Index, which returned 33.87% for the same period.

Attribution

Top contributors to relative performance

  Security selection of names within the Consumer Staples sector, which outperformed.

  Security selection of names within the Financials sector, which outperformed.

  AI & semiconductor company, NVIDIA Corp. (NVDA, 4.76% weight*), provided the best individual contribution to RFFC's performance over the 1-year period (+5.61%).

Top detractors from relative performance

  Underweight allocation to the Information Technology sector.

  Security selection of names within the Consumer Discretionary sector, which underperformed.

  Computer and microprocessor manufacturer, Intel Corp. (INTC, portfolio drop in August), provided the worst individual contribution to RFFC's performance over the 1-year period (-0.76%).

*Weights as of 11/30/2024, Bloomberg

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2024)
	1 Year	5 Year	Since Inception^ (06/06/2016)
ALPS Active Equity Opportunity ETF - NAV	34.50%	13.09%	12.24%
S&P Composite 1500® Index	33.87%	15.46%	14.87%
Bloomberg US 1000 Index‡	34.11%	15.45%	14.97%

Performance Inception Date	Jun. 06, 2016
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 24,135,761
Holdings Count | shares	58
Advisory Fees Paid, Amount	$ 110,846
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$24,135,761
Number of Portfolio Holdings	58
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$110,846

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*^

Apple, Inc.	6.05%
NVIDIA Corp.	4.60%
Amazon.com, Inc.	4.13%
Microsoft Corp.	3.49%
JPMorgan Chase & Co.	3.14%
Alphabet, Inc.	2.82%
Meta Platforms, Inc.	2.75%
Walmart, Inc.	2.62%
UnitedHealth Group, Inc.	2.52%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.42%
Total % of Top 10 Holdings	34.54%
Sector Allocation*

Information Technology	26.79%
Financials	13.76%
Industrials	11.07%
Consumer Discretionary	9.06%
Health Care	8.55%
Communication Services	8.49%
Consumer Staples	7.22%
Energy	4.94%
Real Estate	2.58%
Utilities	2.43%
Materials	1.81%
Money Market Fund	3.30%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).
^	Excludes Money Market Fund.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*^

Apple, Inc.	6.05%
NVIDIA Corp.	4.60%
Amazon.com, Inc.	4.13%
Microsoft Corp.	3.49%
JPMorgan Chase & Co.	3.14%
Alphabet, Inc.	2.82%
Meta Platforms, Inc.	2.75%
Walmart, Inc.	2.62%
UnitedHealth Group, Inc.	2.52%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.42%
Total % of Top 10 Holdings	34.54%

ALPS Active REIT ETF
Shareholder Report [Line Items]
Fund Name	ALPS Active REIT ETF
Class Name	ALPS Active REIT ETF
Trading Symbol	REIT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Active REIT ETF (the "Fund" or "REIT") for the period of December 1, 2023 to November 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/reit. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/reit
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Active REIT ETF	$77	0.68%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

●REIT share prices enjoyed a strong recovery for the fiscal year ending November 30, 2024, as the S&P United States REIT Index was up 28.64% for the period, outpacing most other sectors of the market. The Fund was up 27.28% for the fiscal year, net of all fees and expenses, slightly lagging the benchmark. Key drivers of the strong absolute performance were a combination of overly discounted valuations at the beginning of the year, investor rotation out of large cap technology stocks into more value-oriented areas including REITs, and the beginning of monetary easing and a decline in short-term interest rates.

●The Fund benefited from broad-based contribution to total returns from its portfolio holdings, with the largest contributors to the Fund's total returns coming from holdings in the healthcare, storage and industrial property sectors. Key positive contributors to excess returns included stock selection in the lodging and office sectors. Within the broader lodging category, the portfolio was underweight the lagging hotel sub-sector and overweight the outperforming gaming sub-sector.

●The largest detractors of relative returns were the Fund's overweight position in the underperforming single-family rental property sector, stock selection and allocation within healthcare and its property subsectors, and an underweight position in outperforming specialty REITs, specifically those focused on technology and data storage.

●Earnings growth has been one of the primary drivers of investment performance for the REIT universe this year as sectors and individual companies with high actual and expected growth rates have generated strong total returns. The best examples of this trend include companies in the senior housing and specialty REIT sectors.

●The underperforming property sectors for the year have generally been those experiencing a deceleration in earnings growth. The industrial and single-family rental sectors have been two of the weakest performing sectors for the year, as both have seen declining growth in earnings and net operating income from previously high levels. Despite the recent slowdown, these sectors should benefit from favorable, long-term secular fundamentals and do well over the long term. The hotel and cold storage sectors have also suffered from weakening demand and operating results but may be poised for a recovery as both are trading at discounted valuations that could provide the potential for favorable returns should business recover.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2024)
	1 Year	Since Inception (02/25/2021)
ALPS Active REIT ETF - NAV	27.28%	8.80%
S&P United States REIT Index	28.64%	8.63%
Bloomberg US 1000 Index‡	34.11%	13.43%

Performance Inception Date	Feb. 25, 2021
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 41,376,443
Holdings Count | shares	29
Advisory Fees Paid, Amount	$ 189,355
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$41,376,443
Number of Portfolio Holdings	29
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$189,355

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Equinix, Inc.	9.51%
Prologis, Inc.	7.14%
Welltower, Inc.	4.94%
Public Storage	4.85%
VICI Properties, Inc.	4.75%
Healthpeak Properties, Inc.	3.96%
Simon Property Group, Inc.	3.94%
First Industrial Realty Trust, Inc.	3.91%
Extra Space Storage, Inc.	3.83%
Invitation Homes, Inc.	3.78%
Total % of Top 10 Holdings	50.61%
REIT Sector Allocation*

Real Estate	98.14%
Money Market Fund	1.86%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Equinix, Inc.	9.51%
Prologis, Inc.	7.14%
Welltower, Inc.	4.94%
Public Storage	4.85%
VICI Properties, Inc.	4.75%
Healthpeak Properties, Inc.	3.96%
Simon Property Group, Inc.	3.94%
First Industrial Realty Trust, Inc.	3.91%
Extra Space Storage, Inc.	3.83%
Invitation Homes, Inc.	3.78%
Total % of Top 10 Holdings	50.61%

Alps Equal Sector Weight ETF Shares
Shareholder Report [Line Items]
Fund Name	ALPS Equal Sector Weight ETF
Class Name	ALPS Equal Sector Weight ETF
Trading Symbol	EQL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Equal Sector Weight ETF (the "Fund" or "EQL") for the period of December 1, 2023 to November 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/eql. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/eql
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Equal Sector Weight ETF	$18	0.16%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

Performance Overview

The ALPS Equal Sector Weight ETF (EQL), for the trailing twelve-month period ended November 30, 2024, generated a NAV total return of 28.68%. The Fund underperformed the S&P 500® Index, which returned 33.89% for the period.

Top contributors to relative performance:

  Underweight allocation to the Health Care sector.

  Overweight allocation to the Utilities sector, which overperformed.

  The Financial Select Sector SPDR ETF (XLF US, 9.72% weight*), provided the best individual contribution to EQL's performance over the 1-year period (+3.98%).

Top detractors from relative performance:

  Underweight allocation to the Information Technology sector.

  Overweight allocation to the Materials sector, which underperformed.

  The Health Care Select Sector SPDR ETF (XLV US, 8.20% weight*), provided the worst individual contribution to EQL's performance over the 1-year period (+1.40%).

*Weights as of 11/30/2024, Bloomberg

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2024)
	1 Year	5 Year	10 Year
ALPS Equal Sector Weight ETF - NAV	28.68%	13.60%	11.28%
NYSE® Equal Sector Weight Index	28.90%	13.77%	11.45%
S&P 500® Index‡	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 422,915,659
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 568,031
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$422,915,659
Number of Portfolio Holdings	11
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$568,031

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Consumer Discretionary Select Sector SPDR Fund	9.77%
Financial Select Sector SPDR Fund	9.72%
Communication Services Select Sector SPDR Fund	9.56%
Industrial Select Sector SPDR Fund	9.34%
Energy Select Sector SPDR Fund	9.30%
Technology Select Sector SPDR Fund	9.08%
Utilities Select Sector SPDR Fund	8.95%
Materials Select Sector SPDR Fund	8.71%
Real Estate Select Sector SPDR Fund	8.70%
Consumer Staples Select Sector SPDR Fund	8.66%
Total % of Top 10 Holdings	91.79%
Sector Allocation*

Consumer Discretionary	9.77%
Financials	9.72%
Communication Services	9.56%
Industrials	9.34%
Energy	9.30%
Technology	9.08%
Utilities	8.95%
Materials	8.71%
Real Estate	8.70%
Consumer Staples	8.66%
Healthcare	8.20%
Money Market Fund	0.01%
Total	100.00%

*	% of Total Investments.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Consumer Discretionary Select Sector SPDR Fund	9.77%
Financial Select Sector SPDR Fund	9.72%
Communication Services Select Sector SPDR Fund	9.56%
Industrial Select Sector SPDR Fund	9.34%
Energy Select Sector SPDR Fund	9.30%
Technology Select Sector SPDR Fund	9.08%
Utilities Select Sector SPDR Fund	8.95%
Materials Select Sector SPDR Fund	8.71%
Real Estate Select Sector SPDR Fund	8.70%
Consumer Staples Select Sector SPDR Fund	8.66%
Total % of Top 10 Holdings	91.79%

ALPS Intermediate Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	ALPS Intermediate Municipal Bond ETF
Class Name	ALPS Intermediate Municipal Bond ETF
Trading Symbol	MNBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Intermediate Municipal Bond ETF (the "Fund" or "MNBD") for the period of December 1, 2023 to November 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/mnbd. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/mnbd
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Intermediate Municipal Bond ETF	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

The ALPS Intermediate Municipal ETF (the "Fund") produced a total return of 5.46% for the twelve-month period ending November 30, 2024. In comparison, its benchmark, the Bloomberg Municipal Bond 1-15 Year Blend Index, had a return of 3.83% over the period. Throughout the measurement period, changing investor expectations regarding inflation and monetary policy drove significant market volatility.

For the twelve-month period, 10-year maturity municipal yields increased 15 basis points, the 5-year maturity remained unchanged and short maturity yields declined by 15 basis points. The Fed's tightening cycle officially ended in September when they reduced their policy rate by 50 basis points. Although core measures of inflation remain moderately above the Fed's target of 2%, they have fallen substantially. This gave the Fed confidence to ease rates to help support the labor market.

The credit-sensitive portions of the Municipal market performed very strongly. Relative to Triple-A rated securities, Triple-B rated bonds and Municipal High Yield outperformed by 300 basis points and 700 basis points, respectively during the year. A core element of the Fund's strategy is to focus on smaller areas of the market and own securities that are structurally more complex. This has allowed us to enhance the risk-adjusted return of the Fund. To help preserve Fund liquidity, we focus on high quality securities in these areas.

Against this backdrop, the Fund outperformed its benchmark by 1.63%. Despite the Fund's low exposure to Triple B rated bonds and no high yield positions, it still performed well relative to its benchmark and its peers. The Fund's significant holdings of State Housing Finance Authorities, Prepaid Natural Gas, and Airports were large contributors to performance. Also enhancing returns were the Fund's positions in zero-coupon bonds and floating rate notes.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2024)
	1 Year	Since Inception (05/19/2022)
ALPS Intermediate Municipal Bond ETF - NAV	5.46%	5.02%
Bloomberg Municipal Bond 1-15 Year Blend Index	3.83%	3.82%
Bloomberg Municipal Bond Index‡	4.93%	4.37%

Performance Inception Date	May 19, 2022
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 34,896,018
Holdings Count | shares	116
Advisory Fees Paid, Amount	$ 163,193
Investment Company, Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$34,896,018
Number of Portfolio Holdings	116
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$163,193

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

United States Treasury Bill	4.08%
Port Authority of New York & New Jersey	3.24%
South Carolina State Housing Finance & Development Authority	2.82%
Wyoming Community Development Authority	2.74%
North Carolina Housing Finance Agency	2.26%
Central Plains Energy Project	2.11%
Salt Verde Financial Corp.	2.02%
Minnesota Housing Finance Agency	1.93%
New Jersey Transportation Trust Fund Authority	1.57%
Morris Area Schools Independent School District No 2769	1.55%
Total % of Top 10 Holdings	24.32%
Sector Allocation*

Revenue Bonds	75.87%
General Obligation Unlimited	17.20%
Government Bonds	4.08%
General Obligation Limited	1.41%
Commercial Paper	1.13%
Money Market Fund	0.31%
Total	100.00%

*	% of Total Investments.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

United States Treasury Bill	4.08%
Port Authority of New York & New Jersey	3.24%
South Carolina State Housing Finance & Development Authority	2.82%
Wyoming Community Development Authority	2.74%
North Carolina Housing Finance Agency	2.26%
Central Plains Energy Project	2.11%
Salt Verde Financial Corp.	2.02%
Minnesota Housing Finance Agency	1.93%
New Jersey Transportation Trust Fund Authority	1.57%
Morris Area Schools Independent School District No 2769	1.55%
Total % of Top 10 Holdings	24.32%

ALPS Clean Energy ETF Shares
Shareholder Report [Line Items]
Fund Name	ALPS Clean Energy ETF
Class Name	ALPS Clean Energy ETF
Trading Symbol	ACES
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Clean Energy ETF (the "Fund" or "ACES") for the period of December 1, 2023 to November 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/aces. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/aces
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Clean Energy ETF	$52	0.55%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

The ALPS Clean Energy ETF (ACES), for the trailing twelve-month period ended November 30, 2024, generated a NAV total return of -9.32%. The fund underperformed the S&P 1000 Index, which returned 33.37% for the same period.

Top contributors to relative performance:

  Overweight allocation to the Utilities sector, which overperformed.

  Overweight allocation to the Health Care sector, which overperformed.

  Electric vehicle manufacturer, Tesla Inc. (TSLA US, 7.77% weight*), provided the best individual contribution to ACES' performance over the 1-year period (+2.95%).

Top detractors from relative performance:

  Underweight allocation to the Financials sector.

  Security selection of names within the Industrials sector, which underperformed.

  Semiconductor manufacturer, Wolfspeed, Inc. (WOLF US, 1.41% weight*), provided the worst individual contribution to ACES' performance over the 1-year period (-2.26%).

*Weights as of 11/30/2024, Bloomberg

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2024)
	1 Year	5 Year	Since Inception (06/28/2018)
ALPS Clean Energy ETF - NAV	-9.32%	-1.71%	2.99%
CIBC Atlas Clean Energy Index	-9.57%	-1.64%	3.24%
S&P 1000 Index	33.37%	12.08%	9.89%
Bloomberg US 1000 Index‡	34.11%	15.45%	14.80%

Performance Inception Date	Jun. 28, 2018
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 127,910,880
Holdings Count | shares	37
Advisory Fees Paid, Amount	$ 1,185,832
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$127,910,880
Number of Portfolio Holdings	37
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$1,185,832

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Tesla, Inc.	7.77%
Albemarle Corp.	6.64%
Arcadium Lithium PLC	6.32%
Itron, Inc.	5.80%
Ormat Technologies, Inc.	5.32%
Darling Ingredients, Inc.	5.23%
NEXTracker, Inc.	5.23%
Brookfield Renewable Partners LP	5.07%
First Solar, Inc.	4.53%
Rivian Automotive, Inc.	4.38%
Total % of Top 10 Holdings	56.29%
Clean Energy Segment Allocation*

Electric Vehicles	31.44%
Solar	22.95%
Wind	12.77%
Hydro/Geothermal	10.39%
Bioenergy	10.24%
Energy Management & Storage	9.36%
Fuel Cell/Hydrogen	2.83%
Money Market Fund	0.02%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Tesla, Inc.	7.77%
Albemarle Corp.	6.64%
Arcadium Lithium PLC	6.32%
Itron, Inc.	5.80%
Ormat Technologies, Inc.	5.32%
Darling Ingredients, Inc.	5.23%
NEXTracker, Inc.	5.23%
Brookfield Renewable Partners LP	5.07%
First Solar, Inc.	4.53%
Rivian Automotive, Inc.	4.38%
Total % of Top 10 Holdings	56.29%

ALPS Disruptive Technologies ETF Shares
Shareholder Report [Line Items]
Fund Name	ALPS Disruptive Technologies ETF
Class Name	ALPS Disruptive Technologies ETF
Trading Symbol	DTEC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Disruptive Technologies ETF (the "Fund" or "DTEC") for the period of December 1, 2023 to November 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/dtec. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/dtec
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Disruptive Technologies ETF	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

Performance Overview

The ALPS Disruptive Technologies ETF (DTEC), for the trailing twelve-month period ended November 30, 2024, generated a NAV total return of 21.70%. The Fund underperformed the Morningstar Global Markets Index, which returned 25.55% for the same period.

Top contributors to relative performance:

  Overweight allocation to the Information Technology sector.

  Security selection of names within the Health Care sector, which overperformed.

  Surgical equipment manufacturer, PROCEPT BioRobotics Corp. (PRCT US, 1.08% weight*), provided the best individual contribution to DTEC's performance over the 1-year period (+1.17%).

Top detractors from relative performance:

  Overweight allocation to stocks domiciled in Western Europe, which underperformed.

  Security selection of names within the Information Technology sector, which underperformed.

  Solar power equipment company, SolarEdge Technologies Inc. (SEDG US, 0.79% weight*), provided the worst individual contribution to DTEC's performance over the 1-year period (-1.40%).

*Weights as of 11/30/2024, Bloomberg

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2024)
	1 Year	5 Year	Since Inception (12/28/2017)
ALPS Disruptive Technologies ETF - NAV	21.70%*	8.21%	9.65%
Indxx Disruptive Technologies Index	21.98%	8.59%	9.99%
Morningstar Global Markets Index‡	25.55%	10.90%	9.24%

Performance Inception Date	Dec. 28, 2017
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 93,353,399
Holdings Count | shares	100
Advisory Fees Paid, Amount	$ 487,040
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$93,353,399
Number of Portfolio Holdings	100
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$487,040

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

SoundHound AI, Inc.	1.73%
Goldwind Science & Technology Co., Ltd.	1.49%
Snowflake, Inc.	1.40%
Tesla, Inc.	1.36%
SenseTime Group, Inc.	1.30%
Proto Labs, Inc.	1.28%
Datadog, Inc.	1.26%
Block, Inc.	1.26%
Stratasys, Ltd.	1.23%
Crowdstrike Holdings, Inc.	1.22%
Total % of Top 10 Holdings	13.53%
Thematic Allocation*

Cloud Computing	10.71%
Robotics & Artificial Intelligence	10.59%
Cybersecurity	10.40%
3D Printing	10.20%
Mobile Payments	9.94%
Clean Energy & Smart Grid	9.94%
FinTech	9.76%
Healthcare Innovation	9.51%
Data & Analytics	9.41%
Internet of Things	9.37%
Money Market Fund	0.17%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

SoundHound AI, Inc.	1.73%
Goldwind Science & Technology Co., Ltd.	1.49%
Snowflake, Inc.	1.40%
Tesla, Inc.	1.36%
SenseTime Group, Inc.	1.30%
Proto Labs, Inc.	1.28%
Datadog, Inc.	1.26%
Block, Inc.	1.26%
Stratasys, Ltd.	1.23%
Crowdstrike Holdings, Inc.	1.22%
Total % of Top 10 Holdings	13.53%

ALPS Medical Breakthroughs ETF Shares
Shareholder Report [Line Items]
Fund Name	ALPS Medical Breakthroughs ETF
Class Name	ALPS Medical Breakthroughs ETF
Trading Symbol	SBIO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Medical Breakthroughs ETF (the "Fund" or "SBIO") for the period of December 1, 2023 to November 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/sbio. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/sbio
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Medical Breakthroughs ETF	$62	0.50%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

Performance Overview

The ALPS Medical Breakthroughs ETF (SBIO), for the trailing twelve-month period ended November 30, 2024, generated a NAV total return of 47.50%. The fund outperformed the NASDAQ Biotechnology Index, which returned 20.87% for the same period.

Top contributors to relative performance:

  Overweight allocation to mid-cap biotechnology stocks, which overperformed.

  Security selection of names within the Health Care sector, which overperformed.

  Biopharmaceutical company, Summit Therapeutics, Inc. (SMMT US, portfolio deletion during June rebalance), provided the best individual contribution to SBIO's performance over the 1-year period (+3.62%).

Top detractors from relative performance:

  Overweight allocation to small-cap biotechnology stocks, which underperformed.

  Gene-therapy-focused biotechnology company, Intellia Therapeutics, Inc. (NTLA US, 1.01% weight*), provided the worst individual contribution to SBIO's performance over the 1-year period (-1.26%).

*Weights as of 11/30/2024, Bloomberg

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2024)
	1 Year	5 Year	Since Inception (12/30/2014)
ALPS Medical Breakthroughs ETF - NAV	47.50%	-0.31%	5.19%
S-Network® Medical Breakthrough Index	48.00%	0.11%	5.58%
NASDAQ Biotechnology Index	20.87%	5.13%	4.50%
Bloomberg US 1000 Index‡	34.11%	15.45%	13.14%

Performance Inception Date	Dec. 30, 2014
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 123,195,761
Holdings Count | shares	99
Advisory Fees Paid, Amount	$ 546,749
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$123,195,761
Number of Portfolio Holdings	99
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$546,749

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Corcept Therapeutics, Inc.	3.88%
Krystal Biotech, Inc.	3.73%
Avidity Biosciences, Inc.	3.20%
Alkermes PLC	3.09%
Arcellx, Inc.	3.05%
Crinetics Pharmaceuticals, Inc.	2.93%
Immunovant, Inc.	2.69%
Denali Therapeutics, Inc.	2.24%
Agios Pharmaceuticals, Inc.	2.16%
PTC Therapeutics, Inc.	2.16%
Total % of Top 10 Holdings	29.13%
Sector Allocation*

Biotechnology	83.72%
Pharmaceuticals	15.93%
Health Care Providers & Services	0.35%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Corcept Therapeutics, Inc.	3.88%
Krystal Biotech, Inc.	3.73%
Avidity Biosciences, Inc.	3.20%
Alkermes PLC	3.09%
Arcellx, Inc.	3.05%
Crinetics Pharmaceuticals, Inc.	2.93%
Immunovant, Inc.	2.69%
Denali Therapeutics, Inc.	2.24%
Agios Pharmaceuticals, Inc.	2.16%
PTC Therapeutics, Inc.	2.16%
Total % of Top 10 Holdings	29.13%

ALPS Sector Dividend Dogs ETF
Shareholder Report [Line Items]
Fund Name	ALPS Sector Dividend Dogs ETF
Class Name	ALPS Sector Dividend Dogs ETF
Trading Symbol	SDOG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Sector Dividend Dogs ETF (the "Fund" or "SDOG") for the period of December 1, 2023 to November 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/sdog. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/sdog
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Sector Dividend Dogs ETF	$42	0.36%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

Performance Overview

The ALPS Sector Dividend Dogs ETF (SDOG), for the twelve-month period ended November 30, 2024, generated a NAV total return of 30.83%. The Fund underperformed the S&P 500® Index, which returned 33.89% for the same period.

Attribution

Top contributors to relative performance:

  Overweight allocation to the Health care sector.

  Security selection of dividend-paying stocks within the Energy sector, which outperformed.

  Fiber optic company, Corning Inc. (GLW, 2.17% weight*), provided the best individual contribution to SDOG's performance over the 1-year period (+1.38%).

Top detractors from relative performance:

  Underweight allocation to the Information Technology sector.

  Security selection of dividend-paying stocks within the Consumer Staples sector, which underperformed.

  Retail drugstore operator, Walgreen Boots Alliance Inc. (WBA, 1.85% weight), provided the worst individual contribution to SDOG's performance over the 1-year period (-1.21%).

  *Weights as of 11/30/2024, Bloomberg

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2024)
	1 Year	5 Year	10 Year
ALPS Sector Dividend Dogs ETF - NAV	30.83%	10.37%	8.71%
S-Network® Sector Dividend Dogs Index	31.50%	10.78%	9.16%
S&P 500® Index‡	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 1,279,469,007
Holdings Count | shares	50
Advisory Fees Paid, Amount	$ 4,199,624
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$1,279,469,007
Number of Portfolio Holdings	50
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$4,199,624

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Kinder Morgan, Inc.	2.53%
Williams Cos., Inc.	2.46%
Huntington Bancshares, Inc.	2.37%
ONEOK, Inc.	2.35%
Cummins, Inc.	2.34%
Regions Financial Corp.	2.34%
International Paper Co.	2.28%
Bristol-Myers Squibb Co.	2.28%
Citizens Financial Group, Inc.	2.27%
Chevron Corp.	2.17%
Total % of Top 10 Holdings	23.39%
Sector Allocation*

Energy	11.51%
Financials	11.24%
Health Care	9.98%
Information Technology	9.95%
Industrials	9.85%
Communication Services	9.84%
Consumer Discretionary	9.65%
Utilities	9.53%
Consumer Staples	9.23%
Materials	9.13%
Money Market Fund	0.09%
Total	100.00%

*	% of Total Investments.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Kinder Morgan, Inc.	2.53%
Williams Cos., Inc.	2.46%
Huntington Bancshares, Inc.	2.37%
ONEOK, Inc.	2.35%
Cummins, Inc.	2.34%
Regions Financial Corp.	2.34%
International Paper Co.	2.28%
Bristol-Myers Squibb Co.	2.28%
Citizens Financial Group, Inc.	2.27%
Chevron Corp.	2.17%
Total % of Top 10 Holdings	23.39%

ALPS International Sector Dividend Dogs ETF
Shareholder Report [Line Items]
Fund Name	ALPS International Sector Dividend Dogs ETF
Class Name	ALPS International Sector Dividend Dogs ETF
Trading Symbol	IDOG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS International Sector Dividend Dogs ETF (the "Fund" or "IDOG") for the period of December 1, 2023 to November 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/idog. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/idog
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS International Sector Dividend Dogs ETF	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

Performance Overview

The ALPS International Sector Dividend Dogs ETF (IDOG), for the twelve-month period ended November 30, 2024, generated a NAV total return of 7.86%. The Fund underperformed the Morningstar Developed Markets ex-North America Index, which returned 11.62% for the same period.

Attribution

Top contributors to relative performance:

  Overweight allocation to stocks domiciled in Western Europe.

  Security selection of dividend-paying stocks within the Consumer Staples sector, which outperformed.

  Banking and financial services company, Natwest Group PLC. (NWG LN, 2.44% weight*), provided the best individual contribution to IDOG's performance over the 1-year period (+1.50%).

Top detractors from relative performance:

  Underweight allocation to Asia Pacific stocks.

  Security selection of dividend-paying stocks within the Industrials sector, which underperformed.

  Health care product manufacturer, Bayer AG (BAYN GR, 1.44% weight*), provided the worst individual contribution to IDOG's performance over the 1-year period (-0.97%).

  *Weights as of 11/30/2024, Bloomberg

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2024)
	1 Year	5 Year	10 Year
ALPS International Sector Dividend Dogs ETF - NAV	7.86%	6.64%	5.17%
S-Network® International Sector Dividend Dogs Index	8.38%	7.07%	5.59%
Morningstar Developed Markets ex-North America Index‡	11.62%	5.53%	5.04%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 287,720,290
Holdings Count | shares	50
Advisory Fees Paid, Amount	$ 1,398,519
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$287,720,290
Number of Portfolio Holdings	50
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$1,398,519

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

CITIC, Ltd.	2.46%
NatWest Group PLC	2.44%
WPP PLC	2.36%
A P Moller-Maersk A/S	2.35%
Norsk Hydro ASA	2.33%
Imperial Brands PLC	2.33%
Telefonaktiebolaget LM Ericsson	2.30%
Fortescue, Ltd.	2.21%
ACS Actividades de Construccion y Servicios SA	2.16%
Rio Tinto PLC	2.11%
Total % of Top 10 Holdings	23.05%
Sector Allocation*

Materials	10.70%
Industrials	10.65%
Information Technology	10.54%
Consumer Staples	10.36%
Communication Services	10.06%
Financials	10.00%
Utilities	9.78%
Energy	9.72%
Consumer Discretionary	9.32%
Health Care	8.79%
Money Market Fund	0.08%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

CITIC, Ltd.	2.46%
NatWest Group PLC	2.44%
WPP PLC	2.36%
A P Moller-Maersk A/S	2.35%
Norsk Hydro ASA	2.33%
Imperial Brands PLC	2.33%
Telefonaktiebolaget LM Ericsson	2.30%
Fortescue, Ltd.	2.21%
ACS Actividades de Construccion y Servicios SA	2.16%
Rio Tinto PLC	2.11%
Total % of Top 10 Holdings	23.05%

ALPS Emerging Sector Dividend Dogs ETF
Shareholder Report [Line Items]
Fund Name	ALPS Emerging Sector Dividend Dogs ETF
Class Name	ALPS Emerging Sector Dividend Dogs ETF
Trading Symbol	EDOG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Emerging Sector Dividend Dogs ETF (the "Fund" or "EDOG") for the period of December 1, 2023 to November 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/edog. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/edog
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Emerging Sector Dividend Dogs ETF	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

Performance Overview

The ALPS Emerging Sector Dividend Dogs ETF (EDOG), for the twelve-month period ended November 30, 2024, generated a NAV total return of 7.55%. The Fund underperformed the Morningstar Emerging Markets Index, which returned 11.89% for the same period.

Top contributors to relative performance:

  Overweight allocation to stocks domiciled in South Africa, which outperformed.

  Security selection of dividend-paying stocks within the Information Technology sector, which outperformed.

  Electronic equipment manufacturer, Delta Electronics Thai PCL. (DELTA TB, 4.89% weight*), provided the best individual contribution to EDOG's performance over the 1-year period (+2.91%).

Top detractors from relative performance:

  Overweight allocation to stocks domiciled in Mexico.

  Security selection of dividend-paying names within the Materials sector, which underperformed.

  Producer of health and wellness products, Orbia Advance Corp. (ORBIA MM, 1.83% weight*), provided the worst individual contribution to EDOG's performance over the 1-year period (-1.59%).

  *Weights as of 11/30/2024, Bloomberg

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2024)
	1 Year	5 Year	10 Year
ALPS Emerging Sector Dividend Dogs ETF - NAV	7.55%	5.61%	2.22%
S-Network® Emerging Sector Dividend Dogs Index	7.50%	6.10%	2.89%
Morningstar Emerging Markets Index‡	11.89%	4.38%	3.95%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 26,224,484
Holdings Count | shares	52
Advisory Fees Paid, Amount	$ 161,861
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$26,224,484
Number of Portfolio Holdings	52
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$161,861

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Delta Electronics Thailand PCL	4.88%
Wipro, Ltd.	3.66%
Infosys, Ltd.	3.27%
Pepkor Holdings, Ltd.	2.45%
Chongqing Rural Commercial Bank Co., Ltd.	2.43%
China Zheshang Bank Co., Ltd.	2.33%
Manila Electric Co.	2.31%
Cencosud SA	2.29%
COSCO SHIPPING Holdings Co., Ltd.	2.20%
China Shenhua Energy Co., Ltd., Class H	2.20%
Total % of Top 10 Holdings	28.02%
Sector Allocation*

Information Technology	11.81%
Utilities	10.57%
Financials	10.52%
Consumer Staples	10.51%
Industrials	10.18%
Consumer Discretionary	9.84%
Energy	9.63%
Communication Services	9.06%
Materials	8.99%
Health Care	8.69%
Money Market Fund	0.20%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Delta Electronics Thailand PCL	4.88%
Wipro, Ltd.	3.66%
Infosys, Ltd.	3.27%
Pepkor Holdings, Ltd.	2.45%
Chongqing Rural Commercial Bank Co., Ltd.	2.43%
China Zheshang Bank Co., Ltd.	2.33%
Manila Electric Co.	2.31%
Cencosud SA	2.29%
COSCO SHIPPING Holdings Co., Ltd.	2.20%
China Shenhua Energy Co., Ltd., Class H	2.20%
Total % of Top 10 Holdings	28.02%

ALPS REIT Dividend Dogs ETF
Shareholder Report [Line Items]
Fund Name	ALPS REIT Dividend Dogs ETF
Class Name	ALPS REIT Dividend Dogs ETF
Trading Symbol	RDOG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS REIT Dividend Dogs ETF (the "Fund" or "RDOG") for the period of December 1, 2023 to November 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rdog. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/rdog
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS REIT Dividend Dogs ETF	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

Performance Overview

The ALPS REIT Dividend Dogs ETF (RDOG), for the twelve-month period ended November 30, 2024, generated a NAV total return of 24.51%. The Fund outperformed with the S-Network® US Composite REIT Index, which returned 24.06% for the same period.

Attribution

Top contributors to relative performance:

  Overweight allocation to Office REITs

  Security selection of Diversified REITs, which outperformed.

  Manhattan office building operator, SL Green Realty Corp. (SLG, 2.53% weight*), provided the best individual contribution to RDOG's performance over the 1-year period (+2.12%).

Top detractors from relative performance:

  Overweight allocation to Hotel & Resort REITs.

  Security selection of Health Care REITs, which underperformed.

  Hotel and servicing leaser, Service Properties Trust (SVC, portfolio deletion during June rebalance), provided the worst individual contribution to RDOG's performance over the 1-year period (-1.81%).

  *Weights as of 11/30/2024, Bloomberg

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2024)
	1 Year	5 Year	10 Year
ALPS REIT Dividend Dogs ETF - NAV	24.51%	2.73%	4.02%
S-Network® REIT Dividend Dogs Index**	25.15%	2.78%	–
S-Network® US Composite REIT Index***	24.06%	4.81%	–
S-Network® REIT Dividend Dogs Index / S&P USA REIT Blend*	25.15%	2.78%	5.06%
Bloomberg US 1000 Total Return Index‡	34.11%	15.45%	13.11%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 14,672,479
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 43,945
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$14,672,479
Number of Portfolio Holdings	45
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$43,945

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

The Macerich Co.	2.88%
Digital Realty Trust, Inc.	2.76%
CBL & Associates Properties, Inc.	2.72%
Braemar Hotels & Resorts, Inc.	2.62%
Equinix, Inc.	2.53%
Apple Hospitality REIT, Inc.	2.53%
SL Green Realty Corp.	2.53%
Outfront Media, Inc.	2.51%
Simon Property Group, Inc.	2.51%
Park Hotels & Resorts, Inc.	2.48%
Total % of Top 10 Holdings	26.07%
Sector Allocation**

Retail REITs	12.64%
Diversified REITs	11.43%
Specialized REITs	11.37%
Hotel & Resort REITs	11.35%
Technology REITs	11.35%
Residential REITs	11.04%
Office REITs	10.80%
Health Care REITs	10.02%
Industrial REITs	9.79%
Money Market Fund	0.21%
Total	100.00%

**	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

The Macerich Co.	2.88%
Digital Realty Trust, Inc.	2.76%
CBL & Associates Properties, Inc.	2.72%
Braemar Hotels & Resorts, Inc.	2.62%
Equinix, Inc.	2.53%
Apple Hospitality REIT, Inc.	2.53%
SL Green Realty Corp.	2.53%
Outfront Media, Inc.	2.51%
Simon Property Group, Inc.	2.51%
Park Hotels & Resorts, Inc.	2.48%
Total % of Top 10 Holdings	26.07%

O'Shares U.S. Quality Dividend ETF
Shareholder Report [Line Items]
Fund Name	ALPS | O'Shares U.S. Quality Dividend ETF
Class Name	ALPS | O'Shares U.S. Quality Dividend ETF
Trading Symbol	OUSA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | O'Shares U.S. Quality Dividend ETF (the "Fund" or "OUSA") for the period of December 1, 2023 to November 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/ousa. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/ousa
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | O'Shares U.S. Quality Dividend ETF	$54	0.48%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

The ALPS | O'Shares U.S. Quality Dividend ETF (OUSA), for the trailing twelve-month period ended November 30, 2024, generated a NAV total return of 26.90%. The Fund underperformed the Morningstar US Large-Mid Cap Broad Value Index, which returned 29.50% for the same period.

Top contributors to relative performance:

  Underweight allocation to the Energy sector.

  Security selection of quality stocks within the Information Technology sector, which overperformed.

  Semiconductor and software developer, Broadcom Inc. (AVGO, 0.39% weight*), provided the best individual contribution to OUSA's performance over the 1-year period (+2.64%).

Top detractors from relative performance:

  Underweight allocation to the Financials sector.

  Security selection of quality names within the Financials and Industrials sectors, which underperformed.

  Global health care company, Merck & Co. (MRK, 4.05% weight*), provided the worst individual contribution to OUSA's performance over the 1-year period (-0.44%).

*Weights as of 11/30/2024, Bloomberg

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2024)
	1 Year	5 Year	Since Inception (07/13/2015)
ALPS O'Shares U.S. Quality Dividend ETF - NAV	26.90%	11.27%	11.27%
O'Shares U.S. Quality Dividend Index*	27.55%	11.83%	11.84%
Morningstar US Large-Mid Cap Broad Value Index	29.50%	12.39%	11.56%
Bloomberg US 1000 Index‡	34.11%	15.45%	13.65%

Performance Inception Date	Jul. 13, 2015
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 822,180,163
Holdings Count | shares	100
Advisory Fees Paid, Amount	$ 3,626,260
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$822,180,163
Number of Portfolio Holdings	100
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$3,626,260

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Home Depot, Inc.	5.47%
Visa, Inc.	5.27%
Apple, Inc.	5.09%
Microsoft Corp.	4.74%
Johnson & Johnson	4.17%
Merck & Co., Inc.	4.05%
Mastercard, Inc.	3.93%
Alphabet, Inc.	3.78%
Comcast Corp.	3.68%
McDonald's Corp.	3.31%
Total % of Top 10 Holdings	43.49%
Sector Allocation**

Information Technology	22.18%
Financials	16.18%
Health Care	15.46%
Consumer Discretionary	14.47%
Industrials	12.76%
Communication Services	10.62%
Consumer Staples	8.32%
Money Market Fund	0.01%
Total	100.00%

**	% of Total Investments.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

Home Depot, Inc.	5.47%
Visa, Inc.	5.27%
Apple, Inc.	5.09%
Microsoft Corp.	4.74%
Johnson & Johnson	4.17%
Merck & Co., Inc.	4.05%
Mastercard, Inc.	3.93%
Alphabet, Inc.	3.78%
Comcast Corp.	3.68%
McDonald's Corp.	3.31%
Total % of Top 10 Holdings	43.49%

O'Shares U.S. Small-Cap Quality Dividend ETF
Shareholder Report [Line Items]
Fund Name	ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF
Class Name	ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF
Trading Symbol	OUSM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF (the "Fund" or "OUSM") for the period of December 1, 2023 to November 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/ousm. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/ousm
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	$55	0.48%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

The ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF (OUSM), for the trailing twelve-month period ended November 30, 2024, generated a NAV total return of 31.17%. The Fund underperformed the Morningstar US Small-Cap Broad Value Extended Index, which returned 32.48% for the same period.

Top contributors to relative performance:

  Underweight allocation to the Energy sector.

  Security selection of quality stocks within the Consumer Discretionary sector, which overperformed.

  Home furnishing retailer, Williams-Sonoma Inc. (WSM, portfolio deletion during June rebalance), provided the best individual contribution to OUSM's performance over the 1-year period (+1.62%).

Top detractors from relative performance:

  Underweight allocation to the Financials sector.

  Security selection of quality names within the Information Technology and Health Care sectors, which underperformed.

  Electronic circuit manufacturer, Power Integrations, Inc. (POWI, portfolio deletion during September rebalance), provided the worst individual contribution to OUSM's performance over the 1-year period (-0.26%).

*Weights as of 11/30/2024, Bloomberg

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2024)
	1 Year	5 Year	Since Inception (12/29/2016)
ALPS O'Shares U.S. Small-Cap Quality Dividend ETF - NAV	31.17%	12.15%	10.44%
O'Shares U.S. Small Cap Quality Dividend Index*	31.90%	12.71%	10.99%
Morningstar US Small-Cap Broad Value Extended Index	32.48%	11.55%	8.39%
Bloomberg US 1000 Index‡	34.11%	15.45%	15.00%

Performance Inception Date	Dec. 29, 2016
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 862,649,707
Holdings Count | shares	110
Advisory Fees Paid, Amount	$ 2,937,900
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$862,649,707
Number of Portfolio Holdings	110
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$2,937,900

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Houlihan Lokey, Inc.	2.29%
SEI Investments Co.	2.27%
Lincoln Electric Holdings, Inc.	2.27%
Texas Roadhouse, Inc.	2.21%
Robert Half, Inc.	2.21%
Premier, Inc.	2.12%
Dolby Laboratories, Inc.	2.06%
Donaldson Co., Inc.	2.04%
Encompass Health Corp.	2.04%
Avnet, Inc.	2.01%
Total % of Top 10 Holdings	21.52%
Sector Allocation**

Financials	22.79%
Industrials	22.60%
Consumer Discretionary	19.25%
Information Technology	14.53%
Health Care	9.30%
Consumer Staples	4.91%
Utilities	3.78%
Communication Services	2.82%
Money Market Fund	0.02%
Total	100.00%

**	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

Houlihan Lokey, Inc.	2.29%
SEI Investments Co.	2.27%
Lincoln Electric Holdings, Inc.	2.27%
Texas Roadhouse, Inc.	2.21%
Robert Half, Inc.	2.21%
Premier, Inc.	2.12%
Dolby Laboratories, Inc.	2.06%
Donaldson Co., Inc.	2.04%
Encompass Health Corp.	2.04%
Avnet, Inc.	2.01%
Total % of Top 10 Holdings	21.52%

O'Shares Global Internet Giants ETF
Shareholder Report [Line Items]
Fund Name	ALPS | O'Shares Global Internet Giants ETF
Class Name	ALPS | O'Shares Global Internet Giants ETF
Trading Symbol	OGIG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | O'Shares Global Internet Giants ETF (the "Fund" or "OGIG") for the period of December 1, 2023 to November 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/ogig. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/ogig
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | O'Shares Global Internet Giants ETF	$57	0.48%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

The ALPS | O'Shares Global Internet Giants ETF (OGIG), for the trailing twelve-month period ended November 30, 2024, generated a NAV total return of 37.38%. The Fund outperformed the NASDAQ 100 Index, which returned 32.27% for the same period.

Top contributors to relative performance:

  Underweight allocation to the Health Care sector,

  Security selection of stocks in the United States, which overperformed.

  Security selection of stocks within the Information Technology sector, which overperformed.

  AI marketing solution provider, AppLovin Corp. (APP US, 3.30% weight*), provided the best individual contribution to OGIG's performance over the 1-year period (+4.10%).

Top detractors from relative performance:

  Underweight allocation to the United States.

  Security selection of names within the Communication Services sector, which underperformed.

  E-commerce retailer, PDD Holdings, Inc. (PDD US, 1.88% weight*), provided the worst individual contribution to OGIG's performance over the 1-year period (-0.90%).

*Weights as of 11/30/2024, Bloomberg

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2024)
	1 Year	5 Year	Since Inception (06/04/2018)
ALPS O'Shares Global Internet Giants ETF - NAV	37.38%	13.18%	10.36%
O'Shares Global Internet Giants Index	38.11%	13.75%	10.94%
NASDAQ 100 Index	32.27%	21.01%	19.05%
Bloomberg US 1000 Index‡	34.11%	15.45%	14.46%

Performance Inception Date	Jun. 04, 2018
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 135,110,351
Holdings Count | shares	68
Advisory Fees Paid, Amount	$ 641,969
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$135,110,351
Number of Portfolio Holdings	68
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$641,969

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Amazon.com, Inc.	5.54%
Alphabet, Inc.	5.45%
Meta Platforms, Inc.	5.27%
Microsoft Corp.	4.95%
AppLovin Corp.	3.30%
Palantir Technologies, Inc.	2.63%
Shopify, Inc.	2.43%
ServiceNow, Inc.	2.24%
Snowflake, Inc.	1.95%
Crowdstrike Holdings, Inc.	1.91%
Total % of Top 10 Holdings	35.67%
Sector Allocation*

Information Technology	53.07%
Communication Services	22.88%
Consumer Discretionary	18.69%
Industrials	2.57%
Real Estate	1.93%
Health Care	0.86%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Amazon.com, Inc.	5.54%
Alphabet, Inc.	5.45%
Meta Platforms, Inc.	5.27%
Microsoft Corp.	4.95%
AppLovin Corp.	3.30%
Palantir Technologies, Inc.	2.63%
Shopify, Inc.	2.43%
ServiceNow, Inc.	2.24%
Snowflake, Inc.	1.95%
Crowdstrike Holdings, Inc.	1.91%
Total % of Top 10 Holdings	35.67%

O'Shares Europe Quality Dividend ETF
Shareholder Report [Line Items]
Fund Name	ALPS | O'Shares Europe Quality Dividend ETF
Class Name	ALPS | O'Shares Europe Quality Dividend ETF
Trading Symbol	OEUR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | O'Shares Europe Quality Dividend ETF (the "Fund" or "OEUR") for the period of December 1, 2023 to November 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/oeur. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/oeur
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | O'Shares Europe Quality Dividend ETF	$51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

Performance Overview

The ALPS | O'Shares Europe Quality Dividend ETF (OEUR), for the trailing twelve-month period ended November 30, 2024, generated a NAV total return of 10.72%. The Fund outperformed the EURO STOXX 50 Index, which returned 8.80% for the same period.

Attribution

Top contributors to relative performance:

  Underweight allocation to the Energy sector.

  Overweight allocation to the United Kingdom, which overperformed.

  Security selection of quality stocks within the Consumer Staples sector, which overperformed.

  Software company, SAP SE (SAP GR, 4.56% weight*), provided the best individual contribution to OEUR's performance over the 1-year period (+1.86%).

Top detractors from relative performance:

  Overweight allocation to the Consumer Staples sector.

  Underweight allocation to Italy.

  Security selection of quality names within the Consumer Discretionary sector, which underperformed.

  Packaged food producer, Nestle S.A. (NESN SW, 3.87% weight*), provided the worst individual contribution to OEUR's performance over the 1-year period (-1.01%).

*Weights as of 11/30/2024, Bloomberg

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2024)
	1 Year	5 Year	Since Inception (08/18/2015)
ALPS O'Shares Europe Quality Dividend ETF - NAV	10.72%	6.26%	4.75%
O'Shares Europe Quality Dividend Index*	11.32%	6.75%	5.25%
EURO STOXX 50 Net Return USD Index	8.80%	6.88%	5.54%
Morningstar Europe Index‡	10.52%	6.17%	5.60%

Performance Inception Date	Aug. 18, 2015
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 35,170,980
Holdings Count | shares	51
Advisory Fees Paid, Amount	$ 186,379
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$35,170,980
Number of Portfolio Holdings	51
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$186,379

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

SAP SE	4.56%
Novo Nordisk A/S	4.20%
Roche Holding AG	3.99%
Novartis AG	3.86%
Nestle SA	3.86%
LVMH Moet Hennessy Louis Vuitton SE	3.46%
Siemens AG	3.32%
Unilever PLC	3.32%
Deutsche Telekom AG	2.92%
RELX PLC	2.91%
Total % of Top 10 Holdings	36.40%
Sector Allocation**

Industrials	28.40%
Health Care	16.99%
Consumer Staples	14.97%
Financials	10.06%
Consumer Discretionary	9.35%
Information Technology	7.07%
Communication Services	6.83%
Utilities	6.21%
Money Market Fund	0.12%
Total	100.00%
Country Exposure**

Great Britain	22.06%
France	18.31%
Switzerland	17.34%
Germany	13.97%
Netherlands	7.65%
Sweden	6.24%
Spain	5.65%
Denmark	4.20%
Finland	2.88%
Ireland	1.57%
United States	0.12%
Total	100.00%

**	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

SAP SE	4.56%
Novo Nordisk A/S	4.20%
Roche Holding AG	3.99%
Novartis AG	3.86%
Nestle SA	3.86%
LVMH Moet Hennessy Louis Vuitton SE	3.46%
Siemens AG	3.32%
Unilever PLC	3.32%
Deutsche Telekom AG	2.92%
RELX PLC	2.91%
Total % of Top 10 Holdings	36.40%

Barron's 400 ETF
Shareholder Report [Line Items]
Fund Name	Barron's 400SM ETF
Class Name	Barron's 400SM ETF
Trading Symbol	BFOR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Barron's 400SM ETF (the "Fund" or "BFOR") for the period of December 1, 2023 to November 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/bfor. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/bfor
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Barron's 400 ETF	$77	0.65%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

The Barron's 400 ETF (Arca: BFOR) returned 38.15% at net asset value (NAV) for the 12 months ended November 30, 2024. The Fund outperformed its Bloomberg US 1000 Index, which returned 34.11% (on a total return basis) over the same period.

Top contributors to relative performance:

  Overweight allocation to small cap growth stocks resulted in 5.33% of outperformance over the benchmark.

  Overweight allocation to growth stocks, irrespective of size, resulted in 3.14% of outperformance relative to the benchmark.

  Stock selection resulted in 204 basis points of additional performance over the benchmark.

Top detractors from relative performance:

  Underweight allocation to large cap value stocks subtracted 2.19% of performance relative to the benchmark.

  Underweight allocation to large cap growth stocks subtracted 2.20% of performance relative to the benchmark.

  Underweight allocation to large cap stocks, irrespective of size, subtracted 4.39% of performance relative to the benchmark.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2024)
	1 Year	5 Year	10 Year
Barron's 400 ETF - NAV	38.15%	14.74%	10.64%
Barron's 400 IndexSM	39.11%	15.49%	11.35%
Bloomberg US 1000 Index‡	34.11%	15.45%	13.11%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 162,300,505
Holdings Count | shares	400
Advisory Fees Paid, Amount	$ 918,924
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$162,300,505
Number of Portfolio Holdings	400
Portfolio Turnover Rate	90%
Total Advisory Fees Paid	$918,924

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

AppLovin Corp.	0.64%
Sezzle, Inc.	0.61%
Centrus Energy Corp.	0.50%
IES Holdings, Inc.	0.42%
Texas Pacific Land Corp.	0.42%
United Airlines Holdings, Inc.	0.42%
Palantir Technologies, Inc.	0.41%
United States Lime & Minerals, Inc.	0.40%
Paymentus Holdings, Inc.	0.39%
Argan, Inc.	0.38%
Total % of Top 10 Holdings	4.59%
Sector Allocation*

Financials	21.84%
Industrials	19.48%
Information Technology	14.51%
Consumer Discretionary	12.03%
Energy	10.27%
Health Care	8.07%
Consumer Staples	4.72%
Materials	4.56%
Communication Services	2.48%
Utilities	1.70%
Money Market Fund	0.34%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

AppLovin Corp.	0.64%
Sezzle, Inc.	0.61%
Centrus Energy Corp.	0.50%
IES Holdings, Inc.	0.42%
Texas Pacific Land Corp.	0.42%
United Airlines Holdings, Inc.	0.42%
Palantir Technologies, Inc.	0.41%
United States Lime & Minerals, Inc.	0.40%
Paymentus Holdings, Inc.	0.39%
Argan, Inc.	0.38%
Total % of Top 10 Holdings	4.59%

Level Four Large Cap Growth Active ETF Shares
Shareholder Report [Line Items]
Fund Name	Level Four Large Cap Growth Active ETF
Class Name	Level Four Large Cap Growth Active ETF
Trading Symbol	LGRO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Level Four Large Cap Growth Active ETF (the "Fund" or "LGRO") for the period of December 1, 2023 to November 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/lgro. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/lgro
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Level Four Large Cap Growth Active ETF	$59	0.50%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

The Level Four Large Cap Growth Active ETF returned 34.63% for the 12 months ended November 30, 2024. The Fund underperformed the Bloomberg US 1000 Growth Index, which returned 36.48% for the Period.

Top contributors to relative performance:

  Strong security selection across a diverse group of holdings, notably within the Real Estate and Consumer Discretionary sectors.

  Underweight allocation to the Health Care sector, which underperformed.

Top detractors from relative performance:

  Underweight allocation to multiple "Magnificent Seven" names, notably Nvidia (NVDA), which overperformed.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2024)
	1 Year	Since Inception (08/22/2023)
Level Four Large Cap Growth Active ETF - NAV	34.63%	31.57%
Bloomberg US 1000 Growth Index	36.48%	33.43%
Bloomberg US 1000 Index‡	34.11%	30.52%

Performance Inception Date	Aug. 22, 2023
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 92,645,799
Holdings Count | shares	47
Advisory Fees Paid, Amount	$ 403,937
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$92,645,799
Number of Portfolio Holdings	47
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$403,937

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

Apple, Inc.	7.20%
Microsoft Corp.	5.64%
Amazon.com, Inc.	5.46%
Alphabet, Inc.	4.62%
NVIDIA Corp.	3.94%
Booking Holdings, Inc.	3.69%
Snowflake, Inc.	3.46%
Blackrock, Inc.	3.34%
PayPal Holdings, Inc.	3.30%
Meta Platforms, Inc.	3.25%
Total % of Top 10 Holdings	43.90%
Sector Allocation*

Information Technology	40.75%
Consumer Discretionary	16.43%
Financials	15.02%
Communication Services	11.06%
Industrials	7.40%
Health Care	5.27%
Real Estate	1.62%
Energy	1.11%
Consumer Staples	1.05%
Money Market Fund	0.29%
Total	100.00%

*	% of Total Investments.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Apple, Inc.	7.20%
Microsoft Corp.	5.64%
Amazon.com, Inc.	5.46%
Alphabet, Inc.	4.62%
NVIDIA Corp.	3.94%
Booking Holdings, Inc.	3.69%
Snowflake, Inc.	3.46%
Blackrock, Inc.	3.34%
PayPal Holdings, Inc.	3.30%
Meta Platforms, Inc.	3.25%
Total % of Top 10 Holdings	43.90%

RiverFront Dynamic Core Income ETF Shares
Shareholder Report [Line Items]
Fund Name	RiverFront Dynamic Core Income ETF
Class Name	RiverFront Dynamic Core Income ETF
Trading Symbol	RFCI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about RiverFront Dynamic Core Income ETF (the "Fund" or "RFCI") for the period of December 1, 2023 to November 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rfci. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/rfci
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
RiverFront Dynamic Core Income ETF	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

The RiverFront Dynamic Core Income Fund returned 7.80% at net asset value for the 12 months ended 11/30/24. The fund outperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 6.88% over the same period.

• Top contributors to relative performance:

  Overweight allocation to high yield bonds

  Overweight allocation to investment grade corporate bonds

  Treasury selection, longer maturities

• Top detractors from relative performance:

  Corporate bond selection, shorter maturities

  Underweight allocation to mortgage-backed securities

  Cash was a drag on performance

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2024)
	1 Year	5 Year	Since Inception (06/13/2016)
RiverFront Dynamic Core Income ETF - NAV	7.80%	0.89%	1.63%
Bloomberg US Aggregate Bond Index‡	6.88%	-0.01%	1.19%

Performance Inception Date	Jun. 13, 2016
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 22,626,468
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 126,160
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$22,626,468
Number of Portfolio Holdings	44
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$126,160

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*^

U.S. Treasury Bond 11/15/2043 4.75%	11.09%
Blue Owl Credit Income Corp. 01/15/2029 7.75%	4.23%
U.S. Treasury Bond 11/15/2052 4.00%	4.14%
Kinetik Holdings LP 12/15/2028 6.625%	4.06%
U.S. Treasury Bond 08/15/2029 6.125%	3.70%
General Motors Financial Co., Inc. 01/09/2033 6.40%	3.61%
Ingersoll Rand, Inc. 08/14/2033 5.70%	3.55%
Hyatt Hotels Corp. 04/23/2030 5.75%	3.52%
Concentrix Corp. 08/02/2033 6.85%	3.50%
Bank of America Corp. 12/31/9999 5Y US TI + 3.23%	2.51%
Total % of Top 10 Holdings	43.91%
Asset Allocation*

Financials	24.34%
Government	21.80%
Consumer Discretionary	15.34%
Energy	8.48%
Utilities	8.41%
Technology	6.83%
Industrials	5.11%
Consumer Staples	1.80%
Health Care	1.33%
Communications	1.16%
Materials	0.96%
Money Market Fund	4.44%
Total	100.00%

*	% of Total Investments.
^	Excludes Money Market Fund.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*^

U.S. Treasury Bond 11/15/2043 4.75%	11.09%
Blue Owl Credit Income Corp. 01/15/2029 7.75%	4.23%
U.S. Treasury Bond 11/15/2052 4.00%	4.14%
Kinetik Holdings LP 12/15/2028 6.625%	4.06%
U.S. Treasury Bond 08/15/2029 6.125%	3.70%
General Motors Financial Co., Inc. 01/09/2033 6.40%	3.61%
Ingersoll Rand, Inc. 08/14/2033 5.70%	3.55%
Hyatt Hotels Corp. 04/23/2030 5.75%	3.52%
Concentrix Corp. 08/02/2033 6.85%	3.50%
Bank of America Corp. 12/31/9999 5Y US TI + 3.23%	2.51%
Total % of Top 10 Holdings	43.91%

RiverFront Dynamic US Dividend Advantage ETF Shares
Shareholder Report [Line Items]
Fund Name	RiverFront Dynamic US Dividend Advantage ETF
Class Name	RiverFront Dynamic US Dividend Advantage ETF
Trading Symbol	RFDA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about RiverFront Dynamic US Dividend Advantage ETF (the "Fund" or "RFDA") for the period of December 1, 2023 to November 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rfda. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/rfda
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
RiverFront Dynamic US Dividend Advantage ETF	$60	0.52%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

Performance Highlights

The RiverFront Dynamic US Dividend Advantage Fund returned 30.90% at net asset value for the 12 months ended 11/30/24. The fund underperformed its benchmark, the S&P 500 Index, which returned 33.89% over the same period.

• Top contributors to relative performance:

  Underweight allocation to the Healthcare sector

  Security selection within the Energy sector

  Security selection within the Technology sector

• Top detractors from relative performance:

  Security selection within the Financials sector

  Overweight allocation to the Energy Sector

  Underweight allocation to the Technology Sector

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of November 30, 2024)
	1 Year	5 Year	Since Inception (06/06/2016)
RiverFront Dynamic US Dividend Advantage ETF - NAV	30.90%	14.06%	12.90%
S&P 500® Index‡	33.89%	15.77%	15.20%

Performance Inception Date	Jun. 06, 2016
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 78,555,643
Holdings Count | shares	71
Advisory Fees Paid, Amount	$ 391,856
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$78,555,643
Number of Portfolio Holdings	71
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$391,856

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

NVIDIA Corp.	9.80%
Apple, Inc.	8.17%
Microsoft Corp.	7.65%
Amazon.com, Inc.	4.24%
Perdoceo Education Corp.	2.41%
Alphabet, Inc.	2.22%
International Business Machines Corp.	1.87%
Cisco Systems, Inc.	1.77%
Hewlett Packard Enterprise Co.	1.77%
US Bancorp	1.74%
Total % of Top 10 Holdings	41.64%
Asset Allocation*

Information Technology	32.12%
Financials	18.60%
Consumer Discretionary	11.67%
Energy	8.36%
Industrials	6.68%
Real Estate	6.61%
Communication Services	3.64%
Utilities	3.63%
Consumer Staples	2.82%
Materials	2.45%
Health Care	1.70%
Money Market Fund	1.72%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

NVIDIA Corp.	9.80%
Apple, Inc.	8.17%
Microsoft Corp.	7.65%
Amazon.com, Inc.	4.24%
Perdoceo Education Corp.	2.41%
Alphabet, Inc.	2.22%
International Business Machines Corp.	1.87%
Cisco Systems, Inc.	1.77%
Hewlett Packard Enterprise Co.	1.77%
US Bancorp	1.74%
Total % of Top 10 Holdings	41.64%

RiverFront Strategic Income Fund Shares
Shareholder Report [Line Items]
Fund Name	RiverFront Strategic Income Fund
Class Name	RiverFront Strategic Income Fund
Trading Symbol	RIGS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about RiverFront Strategic Income Fund (the "Fund" or "RIGS") for the period of December 1, 2023 to November 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rigs. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/rigs
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
RiverFront Strategic Income Fund	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

The RiverFront Strategic Income Fund returned 7.42% at net asset value for the 12 months ended 11/30/24. The fund outperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 6.88% over the same period.

• Top contributors to relative performance:

  Overweight allocation to high yield bonds

  Overweight allocation to investment grade corporate bonds

  Treasury selection, longer maturities

• Top detractors from relative performance:

  Corporate bond selection, shorter maturities

  Underweight allocation to mortgage-backed securities

  Cash was a drag on performance

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns (as of November 30, 2024)
	1 Year	5 Year	10 Year
RiverFront Strategic Income Fund - NAV	7.42%	2.05%	3.01%
Bloomberg US Aggregate Bond Index‡	6.88%	-0.01%	1.52%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 80,404,384
Holdings Count | shares	90
Advisory Fees Paid, Amount	$ 442,596
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$80,404,384
Number of Portfolio Holdings	90
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$442,596

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*^

U.S. Treasury Bond 11/15/2052 4.00%	7.55%
U.S. Treasury Bond 02/15/2044 4.50%	5.35%
U.S. Treasury Bond 11/15/2043 4.75%	4.58%
U.S. Treasury Bond 05/15/2044 4.625%	1.70%
EQM Midstream Partners LP 04/01/2029 6.375%	1.46%
Concentrix Corp. 08/02/2028 6.60%	1.41%
T-Mobile USA, Inc. 02/01/2028 4.75%	1.37%
JPMorgan Chase & Co. 10/01/2027 4.25%	1.28%
U.S. Treasury Bond 05/15/2034 4.375%	1.27%
Citigroup, Inc. 09/29/2027 4.45%	1.27%
Total % of Top 10 Holdings	27.24%

^	Excludes Money Market Fund
Asset Allocation*

Financials	21.91%
Government	20.05%
Consumer Discretionary	14.13%
Materials	9.06%
Energy	8.09%
Industrials	7.22%
Communications	5.02%
Utilities	3.90%
Health Care	3.15%
Technology	2.85%
Consumer Staples	2.71%
Money Market Fund	1.91%
Total	100.00%

*	% of Total Investments.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*^

U.S. Treasury Bond 11/15/2052 4.00%	7.55%
U.S. Treasury Bond 02/15/2044 4.50%	5.35%
U.S. Treasury Bond 11/15/2043 4.75%	4.58%
U.S. Treasury Bond 05/15/2044 4.625%	1.70%
EQM Midstream Partners LP 04/01/2029 6.375%	1.46%
Concentrix Corp. 08/02/2028 6.60%	1.41%
T-Mobile USA, Inc. 02/01/2028 4.75%	1.37%
JPMorgan Chase & Co. 10/01/2027 4.25%	1.28%
U.S. Treasury Bond 05/15/2034 4.375%	1.27%
Citigroup, Inc. 09/29/2027 4.45%	1.27%
Total % of Top 10 Holdings	27.24%

^	Excludes Money Market Fund

ALPS | Smith Core Plus Bond ETF Shares
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Core Plus Bond ETF
Class Name	ALPS | Smith Core Plus Bond ETF
Trading Symbol	SMTH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Smith Core Plus Bond ETF (the "Fund" or "SMTH") for the period of December 5, 2023 (inception) to November 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/smth. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/smth
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | Smith Core Plus Bond ETF	$61^	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED ITS PERFORMANCE?

Top contributors to relative performance:

  Asset allocation, specifically an overweight allocation to corporate credit—generically including investment grade, high yield, and preferred securities—benefited from tightening risk asset spreads throughout the period.

  Security selection across investment grade and high yield credit allocations.

  Agency mortgage security selection, with a relative overweight allocation to high-coupon mortgage-backed securities, which outperformed during the period.

Top detractors from relative performance:

  Yield curve positioning with U.S. Treasuries, with an overweight allocation to the short and long duration areas of the market and a relative underweight to the belly of the yield curve, which outperformed.

  Underweight asset allocation to Agency mortgages during the period, which outperformed the broader index.

  Allocations to longer duration Single A rated corporates, which underperformed compared to the broader investment grade corporate universe.

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns (as of November 30, 2024)
	6 Months	Since Inception (12/05/2023)
ALPS | Smith Core Plus Bond ETF - NAV	4.91%	8.08%
Bloomberg US Aggregate Bond Index‡	4.65%	5.64%

Performance Inception Date	Dec. 05, 2023
Net Assets	$ 1,289,354,848
Holdings Count | shares	707
Advisory Fees Paid, Amount	$ 3,886,637
Investment Company, Portfolio Turnover	169.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$1,289,354,848
Number of Portfolio Holdings	707
Portfolio Turnover Rate#	169%
Total Advisory Fees Paid#	$3,886,637

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings*

U.S. Treasury Note 10/31/2029 4.125%	5.71%
U.S. Treasury Note 09/30/2029 3.50%	4.94%
U.S. Treasury Bond 08/15/2044 4.125%	4.88%
U.S. Treasury Note 08/31/2026 3.75%	4.67%
U.S. Treasury Bond 11/15/2034 4.25%	4.22%
United States Treasury Bond 08/15/2034 3.875%	3.53%
U.S. Treasury Bond 11/15/2054 4.50%	3.21%
U.S. Treasury Note 09/30/2026 3.50%	2.88%
U.S. Treasury Note 10/31/2026 4.125%	2.64%
U.S. - United States Treasury Notes 07/31/2026 4.375%	2.31%
Total % of Top 10 Holdings	38.99%
Sector Allocation*

Government	45.13%
Mortgage Securities	18.87%
Financials	10.35%
Energy	5.41%
Industrials	4.99%
Health Care	4.26%
Consumer Discretionary	3.95%
Communications	2.41%
Consumer Staples	2.40%
Utilities	1.05%
Technology	0.72%
Materials	0.40%
Money Market Fund	0.06%
Total	100.00%

*	% of Total Investments.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

U.S. Treasury Note 10/31/2029 4.125%	5.71%
U.S. Treasury Note 09/30/2029 3.50%	4.94%
U.S. Treasury Bond 08/15/2044 4.125%	4.88%
U.S. Treasury Note 08/31/2026 3.75%	4.67%
U.S. Treasury Bond 11/15/2034 4.25%	4.22%
United States Treasury Bond 08/15/2034 3.875%	3.53%
U.S. Treasury Bond 11/15/2054 4.50%	3.21%
U.S. Treasury Note 09/30/2026 3.50%	2.88%
U.S. Treasury Note 10/31/2026 4.125%	2.64%
U.S. - United States Treasury Notes 07/31/2026 4.375%	2.31%
Total % of Top 10 Holdings	38.99%